Trade and Other Receivables, net - Narrative (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($) agreements	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 EUR (€)
Trade and other receivables, net
Number of agreements entered for sale of accounts receivable | agreements	2
Receivables sold and derecognized | $	$ 18,600		$ 19,500
Italy
Trade and other receivables, net
Receivables sold and derecognized	$ 265,363	€ 221,265	214,993	€ 203,959
Scratch & Win | Italy
Trade and other receivables, net
Duration of agreement	3 years
Maximum accounts receivable subject to agreement		300,000
Receivables sold and derecognized	$ 210,894	175,848	152,449	144,625
Commercial services | Italy
Trade and other receivables, net
Duration of agreement	5 years
Maximum accounts receivable subject to agreement		150,000
Receivables sold and derecognized	$ 54,469	€ 45,417	$ 62,544	€ 59,334